UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act File Number 811-21422

                   Lotsoff Capital Management Investment Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              20 North Clark Street
                             Chicago, Illinois 60602
               (Address of principal executive offices) (Zip code)


                               Seymour N. Lotsoff
                           Lotsoff Capital Management
                              20 North Clark Street
                             Chicago, Illinois 60602
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (312) 368-1442
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                     Date of reporting period: June 30, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2007
                                  (UNAUDITED)



 Number of Shares                                                                          Value
-----------------                                                                          -----
                     COMMON STOCK - 98.1%

                     ADVERTISING - 0.1%
            24,000   Traffix, Inc.                                                 $           132,000
            18,400   Valuevision Media, Inc.*                                                  208,288
                                                                                   -------------------
                                                                                               340,288
                                                                                   -------------------
                     AEROSPACE/DEFENSE - 0.6%
            66,720   The Allied Defense Group, Inc.*                                           513,077
            29,000   Herley Industries, Inc.*                                                  474,730
            41,800   LMI Aerospace, Inc.*                                                    1,015,322
                                                                                   -------------------
                                                                                             2,003,129
                                                                                   -------------------
                     AGRICULTURE - 0.1%
             8,300   Maui Land & Pineapple Co., Inc.*                                          304,859
                                                                                   -------------------
                     AIRLINES - 0.5%
            29,431   MAIR Holdings, Inc.*                                                      194,245
            47,400   Mesa Air Group, Inc.*                                                     313,314
            60,400   Pinnacle Airlines Corp.*                                                1,132,500
                                                                                   -------------------
                                                                                             1,640,059
                                                                                   -------------------
                     APPAREL - 3.5%
            23,500   Delta Apparel, Inc.                                                       426,525
           196,900   Hartmarx Corp.*                                                         1,569,293
            12,100   Lacrosse Footwear, Inc.                                                   218,647
            35,520   Lakeland Industries, Inc.*                                                492,307
            72,300   Maidenform Brands, Inc.*                                                1,435,878
            22,650   Perry Ellis International, Inc.*                                          728,650
           115,200   Rocky Brands, Inc.*                                                     2,133,504
            33,400   Stride Rite Corp.                                                         676,684
            17,900   Tandy Leather Factory, Inc.*                                              128,880
            99,400   True Religion Apparel, Inc.*                                            2,020,802
           212,700   Unifi, Inc.*                                                              557,274
            28,000   Weyco Group, Inc.                                                         754,040
                                                                                   -------------------
                                                                                            11,142,484
                                                                                   -------------------
                     AUTO PARTS & EQUIPMENT - 1.5%
            77,300   Accuride Corp.*                                                         1,191,193
             8,000   Aftermarket Technology Corp.*                                             237,440
            32,100   Miller Industries, Inc.*                                                  805,710
            22,900   Noble International Ltd.                                                  468,076
            58,275   Spartan Motors, Inc.                                                      991,840
            19,700   Strattec Security Corp.*                                                  925,900
                                                                                   -------------------
                                                                                             4,620,159
                                                                                   -------------------
                     BANKS - 9.2%
            52,500   Banco Latinoamericano de Exportaciones, S.A.+                             987,000
            13,940   C&F Financial Corp.                                                       564,570
            16,039   Capital Bank Corp.                                                        269,776





           113,100   Center Financial Corp.                                                  1,913,652
            11,400   City Bank, Inc.                                                           359,214
            20,510   Columbia Bancorp                                                          430,505
             7,800   Community Bancorp*                                                        218,244
            85,100   Dearborn Bancorp, Inc.*                                                 1,442,445
            79,325   EuroBancshares, Inc.*                                                     719,478
             7,400   First Mariner Bancorp, Inc.*                                               95,238
            16,186   First Mutual Bancshares, Inc.                                             359,815
             5,400   First National Lincoln Corp.                                               91,800
            64,800   First Regional Bancorp*                                                 1,648,512
            19,625   FNB Financial Services Corp.                                              277,301
            44,700   FNB United Corp.                                                          714,753
            23,600   Heritage Commerce Corp.                                                   558,848
            72,300   Intervest Bancshares Corp.                                              2,035,968
            17,900   Irwin Financial Corp.                                                     267,963
            29,100   ITLA Capital Corp.                                                      1,516,692
            60,758   Macatawa Bank Corp.                                                       966,660
            37,680   MainSource Financial Group, Inc.                                          632,647
            60,790   Mercantile Bank Corp.                                                   1,647,409
            16,135   MidWestOne Financial Group, Inc.                                          282,362
            52,300   Nara Bancorp, Inc.                                                        833,139
            75,061   Nexity Financial Corp.*                                                   771,627
            29,220   Northrim BanCorp, Inc.                                                    797,998
            96,200   Oriental Financial Group, Inc.                                          1,049,542
            31,833   Peoples Bancorp of North Carolina, Inc.                                   628,543
            15,600   Pinnacle Financial Partners, Inc.*                                        458,016
             1,531   Premier Financial Bancorp, Inc.                                            24,863
           106,134   Republic First Bancorp, Inc.*                                           1,018,886
            71,900   R-G Financial Corp.*                                                      266,030
             5,800   Shore Bancshares, Inc.                                                    149,640
            40,700   Southwest Bancorp, Inc.                                                   978,428
            20,300   Sterling Financial Corp.                                                  213,556
            30,000   Taylor Capital Group, Inc.                                                825,900
            16,600   Temecula Valley Bancorp, Inc.                                             293,654
            75,915   Vineyard National Bancorp                                               1,743,768
            23,512   Virginia Commerce Bancorp, Inc.*                                          397,588
            20,025   Washington Banking Co.                                                    303,379
            40,400   Wilshire Bancorp, Inc.                                                    492,072
                                                                                   -------------------
                                                                                            29,247,481
                                                                                   -------------------
                     BIOTECHNOLOGY - 5.2%
           119,600   ADVENTRX Pharmaceuticals, Inc.*                                           303,784
            35,100   AEterna Zentaris, Inc.*                                                   121,446
            26,000   American Oriental Bioengineering, Inc.*                                   231,400
            27,250   Anesiva, Inc.*                                                            167,587
            37,000   Arena Pharmaceuticals, Inc.*                                              406,630
            74,900   Ariad Pharmaceuticals, Inc.*                                              411,201
           232,900   Arqule, Inc.*                                                           1,641,945
           132,700   Barrier Therapeutics, Inc.*                                               862,550
            44,200   BioCryst Pharmaceuticals, Inc.*                                           341,666
           100,000   Biomira, Inc.*                                                            103,000
            72,950   BioSphere Medical, Inc.*                                                  515,757
           253,700   Cell Genesys, Inc.*                                                       849,895
            91,320   Coley Pharmaceutical Group, Inc.*                                         330,578
           253,900   Curis, Inc.*                                                              297,063
            90,900   Cytokinetics, Inc.*                                                       513,585
           490,700   Entremed, Inc.*                                                           750,771




           153,400   Enzon Pharmaceuticals, Inc.*                                            1,204,190
           121,000   Exact Sciences Corp.*                                                     349,690
           107,900   GenVec, Inc.*                                                             253,565
            48,700   Halozyme Therapeutics, Inc.*                                              449,501
            42,100   Idera Pharmaceuticals, Inc.*                                              297,226
            57,300   Immunogen, Inc.*                                                          318,015
            10,509   Immunomedics, Inc.*                                                        43,612
            83,000   Incyte Corp.*                                                             498,000
            82,300   Kosan Biosciences, Inc.*                                                  429,606
            13,900   Omrix Biopharmaceuticals, Inc.*                                           437,294
           156,100   Palatin Technologies, Inc.*                                               309,078
           128,600   Sangamo Biosciences, Inc.*                                              1,044,232
           133,700   Sonus Pharmaceuticals, Inc.*                                              705,936
           259,200   SuperGen, Inc.*                                                         1,441,152
            15,000   Unigene Laboratories, Inc.*                                                33,600
            50,000   Vasogen, Inc.*                                                            134,500
            86,600   Vical, Inc.*                                                              449,454
           108,200   XOMA Ltd.*                                                                328,928
            32,800   XTL Biopharmaceuticals Ltd.*                                               84,624
                                                                                   -------------------
                                                                                            16,661,061
                                                                                   -------------------
                     BUILDING MATERIALS - 0.5%
            31,200   Craftmade International, Inc.                                             533,832
           133,900   US Concrete, Inc.*                                                      1,163,591
                                                                                   -------------------
                                                                                             1,697,423
                                                                                   -------------------
                     CHEMICALS - 0.6%
            16,500   Balchem Corp.*                                                            299,805
            33,400   ICO, Inc.*                                                                353,038
            10,600   KMG Chemicals, Inc.                                                       280,158
            20,100   Penford Corp.                                                             548,529
            18,800   Quaker Chemical Corp.                                                     443,680
                                                                                   -------------------
                                                                                             1,925,210
                                                                                   -------------------
                     COMMERCIAL SERVICES - 2.6%
            31,400   Barrett Business Services, Inc.                                           811,062
            13,100   Dollar Financial Corp.*                                                   373,350
            13,000   Electro Rent Corp.                                                        189,020
            20,600   Emergency Medical Services Corp.*                                         806,078
            12,100   First Advantage Corp.*                                                    278,421
           273,200   Home Solutions of America, Inc.*                                        1,633,736
            15,000   ICF International, Inc.*                                                  301,800
            66,700   Kforce, Inc.*                                                           1,065,866
            54,000   Muni Funding Co. of America, LLC*#                                        540,000
             8,700   PRA International*                                                        220,110
            10,700   The Providence Service Corp.*                                             285,904
            23,100   Rewards Network, Inc.*                                                     94,017
            32,800   Rural/Metro Corp.*                                                        187,288
            65,500   SM&A*                                                                     459,155
            52,200   Source Interlink Cos., Inc.*                                              259,956
            11,200   Thomas Group, Inc.                                                        117,712
            16,000   TNS, Inc.*                                                                230,560
             7,300   Vertrue, Inc.*                                                            356,094
                                                                                   -------------------
                                                                                             8,210,129
                                                                                   -------------------
                     COMPUTERS - 2.5%
            29,000   BluePhoenix Solutions Ltd.*                                               344,810
            23,400   COMSYS IT Partners, Inc.*                                                 533,754
            29,000   Dynamics Research Corp.*                                                  377,870
            27,900   iGate Corp.*                                                              223,758
            37,000   INX, Inc.*                                                                333,000





            75,000   Magma Design Automation, Inc.*                                          1,053,000
            34,500   NCI, Inc.*                                                                578,565
            83,800   Ness Technologies, Inc.*                                                1,090,238
            57,400   Netscout Systems, Inc.*                                                   497,658
            25,300   Optimal Group, Inc.*                                                      191,015
             5,300   Quantum Corp.*                                                             16,801
            45,100   Radiant Systems, Inc.*                                                    597,124
            19,500   SI International, Inc.*                                                   643,890
            30,900   Sigma Designs, Inc.*                                                      806,181
            36,300   STEC, Inc.*                                                               233,409
            40,400   TechTeam Global, Inc.*                                                    483,184
                                                                                   -------------------
                                                                                             8,004,257
                                                                                   -------------------
                     COSMETICS/PERSONAL CARE - 0.5%
            18,800   Elizabeth Arden, Inc.*                                                    456,088
            17,100   Inter Parfums, Inc.                                                       455,202
           149,488   Parlux Fragrances, Inc.*                                                  663,727
                                                                                   -------------------
                                                                                             1,575,017
                                                                                   -------------------
                     DISTRIBUTION/WHOLESALE - 0.7%
            24,600   BlueLinx Holdings, Inc.                                                   258,054
            66,500   Directed Electronics, Inc.*                                               587,860
            22,400   Handleman Co.                                                             139,552
           106,400   Huttig Building Products, Inc.*                                           805,448
            30,200   Infosonics Corp.*                                                          92,714
            96,300   Navarre Corp.*                                                            375,570
                                                                                   -------------------
                                                                                             2,259,198
                                                                                   -------------------
                     DIVERSIFIED FINANCIAL SERVICES - 2.8%
            64,000   Asta Funding, Inc.                                                      2,459,520
           162,000   Consumer Portfolio Services, Inc.*                                      1,012,500
           150,200   Encore Capital Group, Inc.*                                             1,874,496
             8,900   Firstcity Financial Corp.*                                                 89,445
           120,386   Franklin Credit Management Corp.*                                         579,057
            22,500   Marlin Business Services Corp.*                                           479,475
            80,900   Nicholas Financial, Inc.*                                                 869,675
            18,300   Sanders Morris Harris Group, Inc.                                         213,012
             3,700   Stifel Financial Corp.*                                                   217,893
            50,100   United PanAm Financial Corp.*                                             714,426
            11,700   World Acceptance Corp.*                                                   499,941
                                                                                   -------------------
                                                                                             9,009,440
                                                                                   -------------------
                     ELECTRIC - 0.0%
             1,100   The Empire District Electric Co.                                           24,607
                                                                                   -------------------
                     ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
           182,000   C&D Technologies, Inc.*                                                 1,019,200
            14,100   Insteel Industries, Inc.                                                  253,800
            36,200   The Lamson & Sessions Co.*                                                961,834
                                                                                   -------------------
                                                                                             2,234,834
                                                                                   -------------------
                     ELECTRONICS - 3.1%
            19,700   Axsys Technologies, Inc.*                                                 421,383
            13,600   Cubic Corp.                                                               410,448
            34,500   Cyberoptics Corp.*                                                        464,370
            27,400   Electro Scientific Industries, Inc.*                                      569,920
             6,100   FARO Technologies, Inc.*                                                  194,346
             3,800   II-VI, Inc.*                                                              103,246
            54,900   LoJack Corp.*                                                           1,223,721
            16,900   Meade Instruments Corp.*                                                   37,011
            14,400   Measurement Specialties, Inc.*                                            340,992



            68,600   NU Horizons Electronics Corp.*                                            913,066
             9,800   OYO Geospace Corp.*                                                       727,062
            28,600   Photon Dynamics, Inc.*                                                    311,740
            26,700   Sonic Solutions, Inc.*                                                    336,687
            16,400   Stoneridge, Inc.*                                                         202,376
           128,300   Sypris Solutions, Inc.                                                  1,028,966
            13,400   Technology Research Corp.                                                  53,734
            25,200   TTM Technologies, Inc.*                                                   327,600
            41,625   Williams Controls, Inc.*                                                  728,021
            64,800   X-Rite, Inc.                                                              957,096
            30,600   Zygo Corp.*                                                               437,274
                                                                                   -------------------
                                                                                             9,789,059
                                                                                   -------------------
                     ENERGY - ALTERNATIVE SOURCES - 0.2%
            45,800   MGP Ingredients, Inc.                                                     774,020
                                                                                   -------------------
                     ENGINEERING & CONSTRUCTION - 0.2%
            58,900   ENGlobal Corp.*                                                           715,635
                                                                                   -------------------
                     ENTERTAINMENT - 0.8%
            37,900   Bluegreen Corp.*                                                          443,051
            19,300   Carmike Cinemas, Inc.                                                     423,828
            84,150   Dover Downs Gaming & Entertainment, Inc.                                1,263,092
            20,400   Gaming Partners International Corp.                                       283,968
             5,300   Steinway Musical Instruments, Inc.*                                       183,327
            26,000   Youbet.com, Inc.*                                                          63,440
                                                                                   -------------------
                                                                                             2,660,706
                                                                                   -------------------
                     ENVIRONMENTAL CONTROL - 0.8%
            23,700   Ceco Environmental Corp.*                                                 272,076
            88,300   Darling International, Inc.*                                              807,062
            33,900   TRC Cos., Inc.*                                                           502,737
            79,200   Waste Services, Inc.*                                                     962,280
                                                                                   -------------------
                                                                                             2,544,155
                                                                                   -------------------
                     FOOD - 1.3%
            57,600   Chiquita Brands International, Inc.                                     1,092,096
            21,900   Imperial Sugar Co.                                                        674,301
            19,800   John B. Sanfilippo & Son, Inc.*                                           217,800
            30,800   Nash Finch Co.                                                          1,524,600
            47,139   Tasty Baking Co.                                                          493,074
                                                                                   -------------------
                                                                                             4,001,871
                                                                                   -------------------
                     FOREST PRODUCTS & PAPER - 0.5%
            26,000   Buckeye Technologies, Inc.*                                               402,220
             9,800   Neenah Paper, Inc.                                                        404,348
            25,700   Schweitzer-Mauduit International, Inc.                                    796,700
                                                                                   -------------------
                                                                                             1,603,268
                                                                                   -------------------
                     GAS - 0.2%
            10,700   Chesapeake Utilities Corp.                                                366,582
             9,200   Delta Natural Gas Co., Inc.                                               237,820
                                                                                   -------------------
                                                                                               604,402
                                                                                   -------------------
                     HEALTHCARE - PRODUCTS - 2.9%
            34,100   Angeion Corp.*                                                            276,210
             1,850   Atrion Corp.                                                              181,300
           210,000   Cambridge Heart, Inc.*                                                    909,300
            34,700   Candela Corp.*                                                            401,826
            31,700   Cantel Medical Corp.*                                                     539,217
            25,223   Cardiac Science Corp.*                                                    276,444
            11,500   Cholestech Corp.*                                                         252,885
            23,900   Cutera, Inc.*                                                             595,588
            18,600   Cynosure, Inc.*                                                           677,598
            27,700   Exactech, Inc.*                                                           445,416
            29,400   Home Diagnostics, Inc.*                                                   346,038
            13,100   Luminex Corp.*                                                            161,261
            23,850   Medical Action Industries, Inc.*                                          430,731
            60,500   Merge Technologies, Inc.*                                                 395,065
            31,000   Micrus Endovascular Corp.*                                                762,600
            12,000   MTS Medication Technologies, Inc.*                                        148,200
            45,800   Natus Medical, Inc.*                                                      729,136
            21,100   Northstar Neuroscience, Inc.*                                             245,393
           114,200   Orthovita, Inc.*                                                          342,600
           133,000   ReGen Biologics, Inc.*                                                     51,870
            10,200   Somanetics Corp.*                                                         186,762
             4,300   SurModics, Inc.*                                                          215,000
            23,000   Trinity Biotech PLC*                                                      267,030
             3,601   Vital Signs, Inc.                                                         200,036
            13,300   Zoll Medical Corp.*                                                       296,723
                                                                                   -------------------
                                                                                             9,334,229
                                                                                   -------------------
                     HEALTHCARE - SERVICES - 1.7%
            10,300   Air Methods Corp.*                                                        377,701
           307,675   Allied Healthcare International, Inc.*                                    861,490
            13,400   American Dental Partners, Inc.*                                           347,998
             6,600   Bio-Reference Labs, Inc.*                                                 180,510
            19,100   LHC Group, Inc.*                                                          500,420
            33,700   Matria Healthcare, Inc.*                                                1,020,436
             6,535   National Dentex Corp.*                                                    122,662
            34,500   NovaMed, Inc.*                                                            208,725
            12,600   Odysssey HealthCare, Inc.*                                                149,436
            71,800   Option Care, Inc.                                                       1,105,720
            13,600   RehabCare Group, Inc.*                                                    193,664
            19,000   Res-Care, Inc.*                                                           401,660
                                                                                   -------------------
                                                                                             5,470,422
                                                                                   -------------------
                     HOME BUILDERS - 0.4%
            73,200   Cavalier Homes, Inc.*                                                     357,948
            36,100   Comstock Homebuilding Cos., Inc.*                                          99,275
            15,000   M/I Homes, Inc.                                                           399,000
            24,200   Orleans Homebuilders, Inc.                                                204,490
            52,600   TOUSA, Inc.                                                               220,394
                                                                                   -------------------
                                                                                             1,281,107
                                                                                   -------------------
                     HOME FURNISHINGS - 0.7%
            32,800   Bassett Furniture Industries, Inc.                                        447,720
            19,900   Chromocraft Revington, Inc.*                                              149,051
            24,300   Hooker Furniture Corp.                                                    545,292
             8,500   MITY Enterprises, Inc.*                                                   182,410
            18,200   Stanley Furniture Co., Inc.                                               373,828
            11,600   Universal Electronics, Inc.*                                              421,312
                                                                                   -------------------
                                                                                             2,119,613
                                                                                   -------------------
                     HOUSEHOLD PRODUCTS/WARES - 0.6%
            11,700   CSS Industries, Inc.                                                      463,437
             7,500   Ennis, Inc.                                                               176,400
            44,600   Lifetime Brands, Inc.                                                     912,070
            10,600   WD-40 Co.                                                                 348,422
                                                                                   -------------------
                                                                                             1,900,329
                                                                                   -------------------
                     INSURANCE - 4.7%




            25,200   21st Century Holding Co.                                                  270,648
            96,400   AmCOMP, Inc.*                                                             939,900
            35,700   American Equity Investment Life Holding Co.                               431,256
             8,800   American Physicians Capital, Inc.*                                        356,400
            45,300   American Safety Insurance Holdings Ltd.*                                1,079,499
           104,900   Amerisafe, Inc.*                                                        2,059,187
            25,000   Castlepoint Holdings, Ltd.                                                367,250
            67,200   CRM Holdings Ltd.*                                                        514,080
            39,933   Donegal Group, Inc., Class A                                              595,002
             9,887   Donegal Group, Inc., Class B                                              162,345
            17,968   Eastern Insurance Holdings, Inc.                                          285,512
            37,100   EMC Insurance Group, Inc.                                                 920,822
            15,700   First Mercury Financial Corp.*                                            329,229
            17,000   FPIC Insurance Group, Inc.*                                               693,090
             8,309   Investors Title Co.                                                       420,269
            78,700   KMG America Corp.*                                                        413,175
            61,905   National Atlantic Holdings Corp.*                                         859,860
             6,700   NYMAGIC, Inc.                                                             269,340
           103,200   PMA Capital Corp.*                                                      1,103,208
            32,400   Scottish Re Group Ltd.                                                    158,436
            57,900   SeaBright Insurance Holdings, Inc.*                                     1,012,092
           227,800   Specialty Underwriters' Alliance, Inc.*                                 1,801,898
                                                                                   -------------------
                                                                                            15,042,498
                                                                                   -------------------
                     INTERNET - 5.2%
           100,500   ActivIdentity Corp.*                                                      462,300
            30,700   Aladdin Knowledge Systems Ltd.*                                           636,718
            33,500   AsiaInfo Holdings, Inc.*                                                  324,950
            69,200   Autobytel, Inc.*                                                          294,100
            20,300   Blue Coat Systems, Inc.*                                                1,005,256
            51,700   Chordiant Software, Inc.*                                                 809,622
            35,300   Cybersource Corp.*                                                        425,718
             4,000   FTD Group, Inc.                                                            73,640
            52,500   Harris Interactive, Inc.*                                                 280,875
           149,800   Health Grades, Inc.                                                       975,198
            61,100   HealthStream, Inc.*                                                       214,461
            58,700   Internet Gold-Golden Lines Ltd.*                                          723,771
            58,220   Liquidity Services, Inc.*                                               1,093,372
            66,800   MIVA, Inc.*                                                               434,200
            40,300   Perficient, Inc.*                                                         834,210
            28,200   RADVision Ltd.*                                                           593,046
            35,900   S1 Corp.*                                                                 286,841
           155,300   Saba Software, Inc.*                                                      796,689
            97,600   Secure Computing Corp.*                                                   740,784
            95,400   Stamps.com, Inc.*                                                       1,314,612
           109,900   SumTotal Systems, Inc.*                                                   862,715
           157,200   TeleCommunications Systems, Inc.*                                         798,576
            38,800   TheStreet.com, Inc.                                                       422,144
           191,040   Think Partnership, Inc.*                                                  571,210
             8,500   Travelzoo, Inc.*                                                          226,015
            15,500   Trizetto Group, Inc.*                                                     300,080
            28,800   Varsity Group, Inc.*                                                       25,920
            14,200   Vasco Data Security International, Inc.*                                  323,192
            28,400   Web.com, Inc.*                                                            179,204
            60,000   Website Pros, Inc.*                                                       565,200
                                                                                   -------------------
                                                                                            16,594,619
                                                                                   -------------------
                     INVESTMENT MANAGEMENT COMPANIES - 0.4%





            29,200   Medallion Financial Corp.                                                 345,436
            16,800   NGP Capital Resources Co.                                                 280,896
            21,868   Patriot Capital Funding, Inc.                                             324,740
            15,499   Technology Investment Capital Corp.                                       244,729
                                                                                   -------------------
                                                                                             1,195,801
                                                                                   -------------------
                     IRON/STEEL - 0.9%
            15,900   Material Sciences Corp.*                                                  187,461
             6,200   Novamerican Steel, Inc.*                                                  330,646
            34,000   Olympic Steel, Inc.                                                       974,440
            22,700   Shiloh Industries, Inc.                                                   276,486
            26,900   Universal Stainless & Alloy, Inc.*                                        947,687
                                                                                   -------------------
                                                                                             2,716,720
                                                                                   -------------------
                     LEISURE TIME - 0.4%
             9,500   Ambassadors Group, Inc.                                                   337,535
            24,600   Cybex International, Inc.*                                                172,200
            18,800   GameTech International, Inc.*                                             178,600
            41,600   Multimedia Games, Inc.*                                                   530,816
            17,500   Nautilus, Inc.                                                            210,700
                                                                                   -------------------
                                                                                             1,429,851
                                                                                   -------------------
                     LODGING - 0.3%
           104,900   Interstate Hotels & Resorts, Inc.*                                        547,578
            59,000   Century Casinos, Inc.*                                                    530,410
                                                                                   -------------------
                                                                                             1,077,988
                                                                                   -------------------

                     MACHINERY - DIVERSIFIED - 2.4%
            27,700   Alamo Group, Inc.                                                         698,040
            53,900   Columbus McKinnon Corp.*                                                1,735,580
            40,300   Gehl Co.*                                                               1,223,508
            33,800   Gerber Scientific, Inc.*                                                  392,756
            29,100   Hurco Cos., Inc.*                                                       1,454,418
            10,000   Key Technology, Inc.*                                                     224,000
            27,900   Tecumseh Products Co.*                                                    438,309
            18,700   Twin Disc, Inc.                                                         1,344,717
                                                                                   -------------------
                                                                                             7,511,328
                                                                                   -------------------
                     MEDIA - 0.5%
           102,900   New Frontier Media, Inc.                                                  897,288
            50,600   Playboy Enterprises, Inc., Class B*                                       573,298
            78,200   Regent Communications, Inc.*                                              261,970
                                                                                   -------------------
                                                                                             1,732,556
                                                                                   -------------------
                     METAL FABRICATE/HARDWARE - 1.4%
            21,300   AM Castle & Co.                                                           764,883
            35,900   Dynamic Materials Corp                                                  1,346,250
            15,767   Hawk Corp.*                                                               215,377
            18,500   Northwest Pipe Co.*                                                       658,045
            28,700   Sun Hydraulics Corp.                                                    1,413,475
                                                                                   -------------------
                                                                                             4,398,030
                                                                                   -------------------
                     MINING - 0.1%
            31,000   Charles & Colvard Ltd.                                                    153,450
                                                                                   -------------------
                     MISCELLANEOUS MANUFACTURING - 1.3%
             9,900   Ameron International Corp.                                                892,881
            10,800   AZZ, Inc.*                                                                363,420
            10,300   Blount International , Inc.*                                              134,724
            17,100   Deswell Industries, Inc.                                                  186,732
            29,000   GP Strategies Corp.*                                                      315,520





            28,500   Koppers Holdings, Inc.                                                    959,880
            49,700   Lydall, Inc.*                                                             726,117
            11,300   Park-Ohio Holdings Corp.*                                                 308,490
            20,300   Smith & Wesson Holding Corp.*                                             340,025
                                                                                   -------------------
                                                                                             4,227,789
                                                                                   -------------------
                     OIL & GAS - 1.2%
            68,800   Abraxas Petroleum Corp.*                                                  308,912
            46,700   American Oil & Gas, Inc.*                                                 316,626
            26,100   Bronco Drilling Co., Inc.*                                                428,301
            19,800   Callon Petroleum Co.*                                                     280,566
            49,500   FX Energy, Inc.*                                                          452,925
            22,000   GMX Resources, Inc.*                                                      761,200
             9,900   Gulfport Energy Corp.*                                                    197,802
            11,300   Panhandle Oil and Gas, Inc.                                               319,564
             5,800   Petroquest Energy, Inc.*                                                   84,332
            68,700   TXCO Resources, Inc.*                                                     706,236
                                                                                   -------------------
                                                                                             3,856,464
                                                                                   -------------------
                     OIL & GAS SERVICES - 3.3%
            12,300   Allis-Chalmers Energy, Inc.*                                              282,777
            65,400   CE Franklin Ltd.*                                                         761,910
            15,500   Dawson Geophysical Co.*                                                   952,630
            12,600   Flotek Industries, Inc.*                                                  755,370
            22,500   Gulf Island Fabrication, Inc.                                             780,750
            35,200   Matrix Service Co.*                                                       874,720
            37,800   Metretek Technologies, Inc.*                                              583,632
            47,400   Mitcham Industries, Inc.*                                                 904,866
            14,300   NATCO Group, Inc.*                                                        658,372
            22,400   Natural Gas Services Group, Inc.*                                         400,512
            67,400   Omni Energy Services Corp.*                                               754,880
            15,200   Superior Well Services, Inc.*                                             386,232
            20,700   T-3 Energy Services, Inc.*                                                692,415
            58,000   TGC Industries, Inc.*                                                     632,200
            18,500   Trico Marine Services, Inc.*                                              756,280
             9,800   Union Drilling, Inc.*                                                     160,916
                                                                                   -------------------
                                                                                            10,338,462
                                                                                   -------------------
                     PHARMACEUTICALS - 6.6%
           121,600   Acusphere, Inc.*                                                          261,440
            82,200   Advanced Life Sciences Holdings, Inc.*                                    219,474
           214,800   Akorn, Inc.*                                                            1,501,452
            54,900   Allos Therapeutics, Inc.*                                                 242,658
             7,700   Alnylam Pharmaceuticals, Inc.*                                            116,963
            20,900   Anika Therapeutics, Inc.*                                                 317,471
            16,425   AP Pharma, Inc.*                                                           35,971
            76,712   Aradigm Corp.*                                                            105,095
            19,700   Array BioPharma, Inc.*                                                    229,899
            38,200   Avalon Pharmaceuticals, Inc.*                                             163,114
            70,800   Biopure Corp.*                                                             59,387
            55,100   Cardiome Pharma Corp.*                                                    507,471
           139,750   Collagenex Pharmaceuticals, Inc.*                                       1,732,900
           140,100   Dyax Corp.*                                                               587,019
            66,200   Genta, Inc.*                                                               19,522
             7,700   Gentium S.p.A.*+                                                         127,050
           113,200   Hollis-Eden Pharmaceuticals, Inc.*                                        230,928
            16,600   I-Flow Corp.*                                                             277,884
            93,500   Indevus Pharmaceuticals, Inc.*                                            629,255
            78,500   Ista Pharmaceuticals, Inc.*                                               579,330





            63,900   La Jolla Pharmaceutical Co.*                                              286,272
            37,100   Lannett Co., Inc.*                                                        224,455
            22,200   Matrixx Initiatives, Inc.*                                                464,646
            36,500   Nastech Pharmaceutical Co., Inc.*                                         398,215
            35,967   Neogen Corp.*                                                           1,034,411
           162,300   Neurogen Corp.*                                                         1,077,672
           275,000   Nexmed, Inc.*                                                             500,500
           137,200   NPS Pharmaceuticals, Inc.*                                                568,008
             9,700   Omega Protein Corp.                                                        89,822
            27,700   Osiris Therapeutics, Inc.*                                                374,227
            98,600   Pain Therapeutics, Inc.*                                                  858,806
            65,200   Penwest Pharmaceuticals Co.*                                              813,044
           118,200   PetMed Express, Inc.*                                                   1,517,688
            35,300   Progenics Pharmaceuticals, Inc.*                                          761,421
            38,600   Salix Pharmaceuticals Ltd.*                                               474,780
            40,000   Spectrum Pharmaceuticals, Inc.*                                           286,800
            75,700   Taro Pharmaceutical Industries Ltd.*                                      510,975
           489,600   Titan Pharmaceuticals, Inc.*                                            1,062,432
            69,300   ViaCell, Inc.*                                                            383,229
           354,300   Vion Pharmaceuticals, Inc.*                                               382,644
           173,800   Vivus, Inc.*                                                              908,974
                                                                                   -------------------
                                                                                            20,923,304
                                                                                   -------------------
                     REAL ESTATE INVESTMENT TRUST - 0.8%
            11,150   Dynex Capital, Inc.*                                                       91,988
            43,000   FSI Realty Trust*#                                                        430,000
             2,800   HomeBanc Corp.                                                              3,556
           172,200   Luminent Mortgage Capital, Inc.                                         1,737,498
            76,200   New York Mortgage Trust, Inc.                                             145,542
            20,200   Opteum, Inc.                                                               54,944
                                                                                   -------------------
                                                                                             2,463,528
                                                                                   -------------------
                     REAL ESTATE MANAGEMENT - 0.6%
            38,800   Capital Lease Funding, Inc.                                               417,100
            47,000   Housevalues, Inc.*                                                        214,790
            23,200   Tarragon Corp.*                                                           196,272
            64,200   Thomas Properties Group, Inc.                                           1,025,916
                                                                                   -------------------
                                                                                             1,854,078
                                                                                   -------------------
                     RETAIL - 2.6%
            45,800   AFC Enterprises, Inc.*                                                    791,882
            84,000   America's Car-Mart, Inc.*                                               1,141,560
             3,750   Benihana, Inc.*                                                            75,000
            28,100   Build-A-Bear Workshop, Inc.*                                              734,534
            50,700   Carrols Restaurant Group, Inc.*                                           773,175
             5,200   Charlotte Russe Holding, Inc.*                                            139,724
            32,900   dELiA*s, Inc.*                                                            251,027
            27,000   EZCORP, Inc., Class A*                                                    357,480
            18,700   First Cash Financial Services, Inc.*                                      438,328
            20,800   Gottschalks, Inc.*                                                        247,312
             8,000   Hastings Entertainment, Inc.*                                              56,800
             5,300   Movado Group, Inc.                                                        178,822
            41,600   Movie Gallery, Inc.*                                                       79,040
            26,400   Rex Stores Corp.*                                                         523,512
           102,200   Ruth's Chris Steak House, Inc.*                                         1,736,378
           116,400   Trans World Entertainment Corp.*                                          540,096
             8,100   The Wet Seal, Inc.*                                                        48,681
                                                                                   -------------------
                                                                                             8,113,351
                                                                                   -------------------
                     SAVINGS & LOANS - 1.8%




           320,432   BFC Financial Corp.*                                                    1,217,642
             9,300   Cooperative Bankshares, Inc.                                              153,450
            15,200   ESB Financial Corp.                                                       167,656
            29,000   First Place Financial Corp.                                               612,480
            73,000   Frankin Bank Corp.*                                                     1,087,700
             6,100   HMN Financial, Inc.                                                       214,415
            29,800   NASB Financial, Inc.                                                    1,002,770
            15,600   Provident Financial Holdings, Inc.                                        390,000
            10,700   TierOne Corp.                                                             322,070
            24,700   United Western Bancorp, Inc.*                                             623,675
                                                                                   -------------------
                                                                                             5,791,858
                                                                                   -------------------
                     SEMICONDUCTORS - 3.9%
            37,000   Anadigics, Inc.*                                                          510,230
             9,200   BTU International, Inc.*                                                  126,868
            55,000   Cascade Microtech, Inc.*                                                  659,450
            68,400   Ceva, Inc.*                                                               581,400
            95,700   ChipMOS TECHNOLOGIES Bermuda Ltd.*+                                       688,083
            25,800   Cohu, Inc.                                                                574,050
           188,200   Credence Systems Corp.*                                                   677,520
            29,100   Exar Corp.*                                                               389,940
            70,500   GSI Group, Inc.*                                                          690,195
            85,200   Hifn, Inc.*                                                               502,680
            55,100   Ikanos Communications, Inc.*                                              419,311
            78,700   Integrated Silicon Solution, Inc.*                                        495,810
            77,034   Mattson Technology, Inc.*                                                 747,230
            28,900   Microtune, Inc.*                                                          151,147
            45,000   Monolithic Power Systems, Inc.*                                           785,250
            19,500   Netlogic Microsystems, Inc.*                                              620,880
            77,900   Pericom Semiconductor Corp.*                                              869,364
            60,800   Rudolph Technologies, Inc.*                                             1,009,888
            40,700   Silicon Motion Technology Corp.*                                        1,010,581
            20,700   Techwell, Inc.*                                                           271,170
            32,200   Ultra Clean Holdings, Inc.*                                               450,156
            45,900   White Electronic Designs Corp.*                                           266,220
                                                                                   -------------------
                                                                                            12,497,423
                                                                                   -------------------
                     SHIPBUILDING - 0.1%
            17,400   Todd Shipyards Corp.                                                      360,180
                                                                                   -------------------
                     SOFTWARE - 5.5%
           151,500   Actuate Corp.*                                                          1,028,685
            32,400   American Software, Inc.                                                   333,720
            85,800   Applix, Inc.*                                                           1,411,409
           105,650   Bottomline Technologies, Inc.*                                          1,304,777
             4,600   Computer Programs & Systems, Inc.                                         142,508
            13,700   Datamirror Corp.*                                                         295,920
            42,900   Digi International, Inc.*                                                 632,346
            30,300   Double-Take Software, Inc.*                                               497,223
           150,000   Emageon, Inc.*                                                          1,353,000
            42,100   FalconStor Software, Inc.*                                                444,155
            31,200   Infocrossing, Inc.*                                                       576,264
            42,600   infoUSA, Inc.                                                             435,372
            23,800   Interactive Intelligence, Inc.*                                           490,280
            37,000   JDA Software Group, Inc.*                                                 726,310
            38,300   Logility, Inc.*                                                           422,066
            26,500   Moldflow Corp.*                                                           582,470
            63,100   Neoware, Inc.*                                                            854,374
            79,200   Pervasive Software, Inc.*                                                 364,320







            54,500   Phase Forward, Inc.*                                                      917,235
            29,700   Schawk, Inc.                                                              594,594
            65,600   Scientific Learning Corp.*                                                442,800
            35,800   Smith Micro Software, Inc.*                                               539,148
            44,000   Taleo Corp.*                                                              991,320
            45,800   Unica Corp.*                                                              755,700
            84,600   Visual Sciences, Inc.*                                                  1,308,762
                                                                                   -------------------
                                                                                            17,444,758
                                                                                   -------------------
                     TELECOMMUNICATIONS - 4.5%
            45,700   Anaren, Inc.*                                                             804,777
            31,500   Applied Signal Technology, Inc.                                           491,715
            15,300   Atlantic Tele-Network, Inc.                                               438,192
            52,300   AudioCodes Ltd.*                                                          293,926
            47,000   Ceragon Networks Ltd.*                                                    539,090
            88,300   Channell Commercial Corp.*                                                385,871
            24,400   Consolidated Communications Holdings, Inc.                                551,440
            16,700   D&E Communications, Inc.                                                  306,278
            38,600   Ditech Networks, Inc.*                                                    316,134
            22,200   EMS Technologies, Inc.*                                                   489,732
            80,893   Exfo Electro Optical Engineering, Inc.                                    564,633
            48,800   Globecomm Systems, Inc.*                                                  713,456
            41,600   Hypercom Corp.*                                                           245,856
            77,200   LCC International, Inc.*                                                  341,224
            92,800   Linktone Ltd.*                                                            290,464
            19,400   Novatel Wireless, Inc.*                                                   504,788
            24,700   Oplink Communications, Inc.*                                              370,500
            41,700   Premiere Global Services, Inc.*                                           542,934
            62,300   Radyne Corp.*                                                             664,741
            17,500   Rural Cellular Corp.*                                                     766,675
             7,600   Shenandoah Telecom Co.                                                    386,308
            51,000   Sirenza Microdevices, Inc.*                                               605,370
            57,000   Stratos International, Inc.*                                              454,290
             3,200   SureWest Communications                                                    87,168
           140,127   Symmetricom, Inc.*                                                      1,177,067
            78,600   Tollgrade Communications, Inc.*                                           829,230
           303,000   Westell Technologies, Inc.*                                               790,830
           263,100   Wireless Facilities, Inc.*                                                442,008
                                                                                   -------------------
                                                                                            14,394,697
                                                                                   -------------------
                     TEXTILES - 0.1%
             8,000   Culp, Inc.*                                                                72,080
            22,100   Dixie Group, Inc.*                                                        276,250
            16,600   Quaker Fabric Corp.*                                                       18,924
                                                                                   -------------------
                                                                                               367,254
                                                                                   -------------------
                     TOYS/GAMES/HOBBIES - 0.1%
            14,400   Jakks Pacific, Inc.*                                                      405,216
                                                                                   -------------------
                     TRANSPORTATION - 3.8%
           107,800   ABX Air, Inc.*                                                            868,868
            24,900   Aries Maritime Transport Ltd.                                             242,277
            41,900   B&H Ocean Carriers Ltd.*                                                  745,820
            39,700   Celadon Group, Inc.*                                                      631,230
             7,700   Dynamex, Inc.*                                                            196,581
            76,200   Euroseas Ltd.                                                           1,086,612
            33,400   Excel Maritime Carriers Ltd.*                                             841,012
            20,700   Frozen Food Express Industries*                                           209,898
             5,900   Horizon Lines, Inc.                                                       193,284




            43,800   International Shipholding Corp.*                                          882,132
            48,950   Marten Transport Ltd.*                                                    881,590
           106,500   Navios Maritime Holdings, Inc.                                          1,286,520
            14,966   PAM Transportation Services, Inc.*                                        273,578
            10,200   PHI, Inc.*                                                                303,858
            51,200   Sea Containers Ltd.*                                                       59,392
            30,300   StealthGas, Inc.                                                          541,461
            79,500   TBS International Ltd.*                                                 2,257,800
            27,500   Vitran Corp., Inc.*                                                       586,850
                                                                                   -------------------
                                                                                            12,088,763
                                                                                   -------------------
                     TRUCKING - 0.4%
            37,000   The Greenbrier Cos., Inc.                                               1,118,140
                                                                                   -------------------
                     WATER - 0.2%
             9,900   Connecticut Water Service, Inc.                                           241,263
            13,200   Consolidated Water Co., Inc.                                              386,892
                                                                                   -------------------
                                                                                               628,155
                                                                                   -------------------
                     TOTAL COMMON STOCK
                       (Cost $292,406,904)                                                 312,424,712
                                                                                   -------------------
                     LIMITED PARTNERSHIP INTERESTS - 0.1%

                     OIL & GAS
             7,500   EV Energy Partner LP                                                      275,850

                     TOTAL LIMITED PARTNERSHIP INTERESTS
                       (Cost $277,904)                                                         275,850
                                                                                   -------------------

                     EXCHANGE-TRADED FUND - 1.4%
            52,000   iShares Russell 2000 Index Fund                                         4,313,920
                                                                                   -------------------
                     TOTAL EQUITY FUND
                       (Cost $4,309,585)                                                     4,313,920
                                                                                   -------------------
 Principal
 Amount

                     INVESTMENT COMPANY - 0.5%
         1,587,671   Federated Prime Obligations Fund, 4.87%                                 1,587,671
                                                                                   -------------------
                     TOTAL MONEY MARKET FUND
                       (Cost $1,587,671)                                                     1,587,671
                                                                                   -------------------

                     TOTAL INVESTMENTS - 100.1%
                       (COST $298,582,064)                                                 318,602,153

                     LIABILITIES LESS OTHER ASSETS- (0.1) %                                    (30,593)
                                                                                   -------------------
                     NET ASSETS - 100.0%                                                  $318,571,560
                                                                                   ===================



* Non-income producing security.

+ Foreign security denominated in U.S. dollars.

# Security valued at fair value as determined in good faith by Lotsoff Capital Management, investment advisor to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund's Board of Trustees.

See accompanying notes to Schedule of Investments.

                  LOTSOFF CAPITAL MANAGEMENT ACTIVE INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                  (UNAUDITED)


     Shares or
     Principal
      Amount                                                                                                    Value
 -----------------                                                                                       -----------------
                     ASSET-BACKED SECURITIES                                     45.25%
           966,681   321 Henderson Receivables, LLC
                     Variable Rate, 9/15/41                                                                $        968,305
           593,808   Arran Residential Mortgages Funding, PLC
                     Variable Rate, 9/20/36                                                                         593,730
        70,000,000   Bear Stearns Commercial Mortgage Securities
                     Variable Rate, 10/12/41                                                                      1,043,980
         1,200,000   Capital Auto Receivables Asset Trust
                     Variable Rate, 10/15/09                                                                      1,200,997
         2,250,000   Citibank Credit Card Issuance Trust
                      2.90%, 5/17/10                                                                              2,204,404
        35,000,000   Citigroup Commercial Mortgage Trust
                     Variable Rate, 10/15/49                                                                        945,770
         2,219,240   Citigroup Mortgage Loan Trust, Inc.
                     Variable Rate, 1/25/37                                                                       2,220,798
         1,536,663   Citigroup Mortgage Loan Trust, Inc.
                     Variable Rate, 1/25/37                                                                       1,534,186
           162,236   CNH Equipment Trust
                      5.39%, 10/5/07                                                                                162,378
           379,964   Countrywide Asset-Backed Certificates
                     Variable Rate, 6/25/35                                                                         380,222
           122,997   Countrywide Asset-Backed Certificates
                     Variable Rate, 4/25/34                                                                         123,190
         1,380,158   Countrywide Asset-Backed Certificates
                     Variable Rate, 6/25/35                                                                       1,381,466
           890,997   Credit-Based Asset Servicing and Securitization, LLC
                     Variable Rate, 1/25/37                                                                         891,551
         2,840,162   Credit-Based Asset Servicing and Securitization, LLC
                     Variable Rate, 4/25/37                                                                       2,842,426
         2,000,000   Daimler Chrysler Master Owner Trust
                     Variable Rate, 4/15/10                                                                       2,001,716
         1,500,000   Discover Card Master Trust I
                     Variable Rate, 1/15/08                                                                       1,502,898
         4,190,000   First Franklin Mortgage Loan Asset-Backed Certificate
                     Variable Rate, 11/25/35                                                                      4,193,235
           162,362   First Franklin Mortgage Loan Asset-Backed Certificate
                     Variable Rate, 1/25/35                                                                         162,492
           152,524   Ford Credit Auto Owner Trust
                     Variable Rate, 9/15/08                                                                         152,620
        22,000,000   GS Mortgage Securities Corp.
                     Variable Rate, 11/10/39                                                                        952,776
         1,046,196   GSAA Home Equity Trust
                     Variable Rate, 8/25/35                                                                       1,046,257
            52,409   Harley-Davidson Motorcycle Trust
                      4.30%, 5/15/10                                                                                 52,273



         1,555,870   IMPAC CMB Trust
                     Variable Rate, 11/25/34                                                                      1,557,604
         1,775,257   J.P. Morgan Alternative Loan Trust
                     Variable Rate, 2/25/37                                                                       1,776,514
        19,656,000   LB-UBS Commercial Mortgage Trust
                     Variable Rate, 11/15/38                                                                        940,461
           216,494   Lehman XS Trust
                     Variable Rate, 5/25/36                                                                         216,568
         1,863,606   Master Asset-Backed Securities Trust
                     Variable Rate, 3/25/37                                                                       1,864,622
         2,819,566   Master Asset-Backed Securities Trust
                     Variable Rate, 5/25/37                                                                       2,821,582
         4,000,000   MBNA Master Credit Card Trust
                     Variable Rate, 9/15/10                                                                       4,007,608
         4,775,229   Merrill Lynch Mortgage Investors Trust
                     Variable Rate, 3/25/37                                                                       4,778,614
           574,290   Merrill Lynch Mortgage Investors Trust
                     Variable Rate, 8/25/35                                                                         576,127
        27,000,000   Merrill Lynch/Country Commercial Mortgage Trust
                     Variable Rate, 12/12/49                                                                        902,097
         1,475,165   Morgan Stanley ABS Capital I
                     Variable Rate, 5/25/37                                                                       1,474,634
         3,658,377   Morgan Stanley ABS Capital I
                     Variable Rate, 3/25/37                                                                       3,660,653
         3,556,557   Morgan Stanley Capital
                     Variable Rate, 1/25/37                                                                       3,558,517
        58,500,000   Morgan Stanley Capital
                     Variable Rate, 11/12/41                                                                      1,052,181
         3,269,995   Morgan Stanley Capital
                     Variable Rate, 2/25/37                                                                       3,271,787
         1,377,732   Morgan Stanley Home Equity Loans
                     Variable Rate, 12/25/35                                                                      1,378,154
         2,018,632   Morgan Stanley Home Equity Loans
                     Variable Rate, 4/25/37                                                                       2,019,888
         2,100,000   National Collegiate Student Loan Trust
                      6.35%, 2/27/12                                                                                554,778
         1,759,509   National Home Equity Loan Trust
                     Variable Rate, 3/25/37                                                                       1,760,604
           167,700   Nissan Auto Receivables Owner Trust
                      2.76%, 7/15/09                                                                                165,742
           578,869   Nissan Auto Receivables Owner Trust
                      3.21%, 3/16/09                                                                                575,615
           128,331   OWNIT Mortgage Loan Asset-Backed Certificates
                     Variable Rate, 3/25/36                                                                         128,423
           579,544   Park Place Securities, Inc.
                     Variable Rate, 2/25/35                                                                         581,450
           648,295   Popular Mortgage Pass-Through Trust
                     Variable Rate, 2/25/36                                                                         648,775
         1,147,478   Residential Asset Mortgage Products, Inc.
                      5.00%, 3/25/31                                                                              1,143,037
            41,841   Residential Asset Securities Corp.




                      2.64%, 7/25/29                                                                                 41,586
           108,960   Residential Asset Securities Corp.
                     Variable Rate, 5/25/35                                                                         109,194
           210,597   Residential Funding Mortgage Securities
                      2.68%, 1/25/19                                                                                208,497
           116,485   Saxon Asset Securities Trust
                      4.15%, 8/25/35                                                                                116,115
         1,421,536   SLM Student Loan Trust
                     Variable Rate, 1/26/15                                                                       1,422,816
           707,532   Structured Asset Securities Corp.
                     Variable Rate, 2/25/35                                                                         708,126
         4,820,035   Structured Asset Securities Corporation
                     Variable Rate, 3/25/37                                                                       4,823,413
           391,317   Washington Mutual
                      4.06%, 10/25/33                                                                               389,120
           274,426   WFS Financial Owner Trust
                      3.21%, 5/17/12                                                                                270,198
            27,159   WFS Financial Owner Trust
                      3.87%, 5/20/11                                                                                 27,161
                                                                                                          -----------------
                     TOTAL ASSET-BACKED SECURITIES
                       (Cost $77,596,909)                                                                        76,089,931
                                                                                                          -----------------
                     CORPORATE BONDS                                              3.83%
         1,560,000   American Electric Power 4.71%, 8/16/07                                                       1,558,426
           400,000   Expedia, Inc. 7.46%, 8/15/18                                                                   400,580
         1,248,000   IBM Corp. 6.45%, 8/1/07                                                                      1,248,895
         1,885,000   MidAmerican Energy Holdings 4.63%, 10/1/07                                                   1,880,525
         1,350,000   News America, Inc. 6.63%, 1/9/08                                                             1,357,101
                                                                                                          -----------------
                     TOTAL CORPORATE BONDS
                       (Cost $6,443,505)                                                                          6,445,527
                                                                                                          -----------------
                     CONVERTIBLE CORPORATE BONDS                                 10.22%
         1,000,000   3M Co., 0.00%, 11/21/32                                                                        906,250
           500,000   Amerigroup Corp. 144A 2.00%, 5/15/12                                                           438,750
           500,000   Amylin Pharmaceuticals 144A 3.00%, 6/15/14                                                     486,875
           700,000   Archstone-Smith Operating Trust 4.00%, 7/15/36                                                 733,250
           250,000   Aspect Medical Systems, Inc. 144A 2.50%, 6/15/14                                               243,750
           500,000   Cadence Design Systems, Inc. 144A 1.50%, 12/15/13                                              578,125
           600,000   Ceradyne, Inc. 2.88%, 12/15/35                                                                 836,250
           200,000   Chattem, Inc. 144A 1.63%, 5/1/14                                                               208,250
         1,000,000   Countrywide Financial Corp. 144, Variable Rate, 5/15/37                                        975,000
           500,000   Covanta Holding Corp. 1.00%, 2/1/27                                                            514,375
           500,000   Dendreon Corp. 4.75%, 6/15/14                                                                  455,000
           800,000   Emdeon Corp. 3.13%, 9/1/25                                                                     858,000
           900,000   Enzon Pharmaceuticals 4.00%, 6/1/13                                                            930,375
           500,000   Extra Space Storage, Inc. 144A 3.63%, 4/1/27                                                   461,250
            40,000   General Motors 1.50%, 6/1/09                                                                 1,138,400
         1,000,000   Illumina, Inc. 144A 0.63%, 2/15/14                                                           1,072,500
           400,000   Medarex, Inc. 2.25%, 5/15/11                                                                   505,500
           800,000   Oil States International 2.38%, 7/1/25                                                       1,171,000
           650,000   ON Semiconductor Corp. 2.63%, 12/15/26                                                         800,312
           250,000   RF Micro Devices, Inc. 144A 1.00%, 4/15/14                                                     239,063
           250,000   RF Micro Devices, Inc. 144A 0.75%, 4/15/12                                                     243,750



           400,000   Solectron Corp. 0.50%, 2/15/34                                                                 381,500
         1,000,000   Symantec Corp. 144A 0.75%, 6/15/11                                                           1,165,000
         1,000,000   Vornado Realty Trust 3.63%, 11/15/26                                                           970,000
           650,000   Yahoo!, Inc. 0.00%, 4/1/08                                                                     877,500
                                                                                                          -----------------

                     TOTAL CONVERTIBLE CORPORATE BONDS
                       (Cost $16,702,071)                                                                        17,190,025
                                                                                                          -----------------

                     U.S. GOVERNMENT AGENCIES                                    49.71%

                     FEDERAL HOME LOAN BANK                                       0.09%
           150,000   4.13%, 4/18/08                                                                                 148,623
                                                                                                          -----------------

                     FEDERAL HOME LOAN MORTGAGE CORP.                            16.14%
         1,000,000   4.50%, 8/22/07                                                                                 998,603
           819,188   Pool #1B1364, Variable Rate, 11/1/33                                                           825,427
         3,238,287   Pool #1B1596, Variable Rate, 3/1/34                                                          3,256,490
           972,188   Pool #780833, Variable Rate, 9/1/33                                                            980,317
           873,442   Pool #781640, Variable Rate, 6/1/34                                                            876,995
         3,544,697   Pool #781751, Variable Rate, 7/1/34                                                          3,573,994
           789,231   Pool #847248, Variable Rate, 3/1/34                                                            795,940
         3,478,216   Pool #847290, Variable Rate, 6/1/34                                                          3,516,483
         3,949,997   Pool #847309, Variable Rate, 6/1/34                                                          4,005,076
           953,425   Pool #847593, Variable Rate, 4/1/35                                                            962,097
         3,631,801   Pool #847609, Variable Rate, 1/1/35                                                          3,618,342
         3,108,728   Pool #847706, Variable Rate, 1/1/35                                                          3,130,340
           608,026   Series 2740 3.35%, 8/15/23                                                                     600,117
                                                                                                          -----------------
                                                                                                                 27,140,221
                                                                                                          -----------------

                     FEDERAL NATIONAL MORTGAGE ASSOCIATION                       26.10%
           633,667   Pool #1B1664, Variable Rate, 4/1/34                                                            635,665
            10,978   Pool #345856, Variable Rate, 8/1/36                                                             11,090
            64,369   Pool #545318, Variable Rate, 11/1/38                                                            65,311
           244,647   Pool #545980, Variable Rate, 6/1/32                                                            246,623
           150,223   Pool #555369, Variable Rate, 8/1/36                                                            152,350
            75,655   Pool #606864, Variable Rate, 10/1/31                                                            76,161
         1,090,301   Pool #688952, Variable Rate, 4/1/33                                                          1,091,505
           688,422   Pool #735248, Variable Rate, 2/1/35                                                            698,075
           901,026   Pool #735476, Variable Rate, 5/1/38                                                            919,646
           382,701   Pool #735625, Variable Rate, 1/1/34                                                            387,306
           342,658   Pool #735695, Variable Rate, 7/1/34                                                            349,773
         2,874,774   Pool #735809, Variable Rate, 8/1/35                                                          2,854,015
           444,481   Pool #735967, Variable Rate, 3/1/38                                                            452,227
         1,056,742   Pool #745383, Variable Rate, 12/1/35                                                         1,057,252
           712,040   Pool #745686, Variable Rate, 12/1/35                                                           711,832
         1,748,286   Pool #773202, Variable Rate, 11/1/34                                                         1,749,674
           934,865   Pool #779722, Variable Rate, 7/1/34                                                            942,167
           570,625   Pool #781082, Variable Rate, 12/1/33                                                           580,942
         1,690,218   Pool #781175, Variable Rate, 1/1/34                                                          1,709,316
         1,371,370   Pool #781292, Variable Rate, 3/1/34                                                          1,385,436
           537,406   Pool #781492, Variable Rate, 4/1/34                                                            540,662
           767,944   Pool #782908, Variable Rate, 12/1/34                                                           770,009
         2,305,799   Pool #784039, Variable Rate, 7/1/34                                                          2,301,160
         2,184,139   Pool #799598, Variable Rate, 10/1/34                                                         2,192,137
        10,700,000   TBA 6.50%, 7/12/37^                                                                         10,801,982
         6,000,000   TBA 6.00%, 7/12/37^                                                                          5,935,314
         5,450,000   TBA 5.00%, 7/17/21^                                                                          5,266,913
                                                                                                          -----------------
                                                                                                                 43,884,543
                                                                                                          -----------------


                     TREASURY INFLATIONARY PROTECTED SECURITIES                   4.31%
         7,428,930   2.38%, 1/15/17                                                                               7,255,398
                                                                                                          -----------------

                     U.S. TREASURY BILLS AND NOTES                                3.07%
         2,020,000   4.75%, 7/25/07#                                                                              2,020,000
           100,000   4.87%, 8/9/07                                                                                   99,486
         3,045,000   4.75%, 7/25/07#                                                                              3,045,000
                                                                                                          -----------------
                                                                                                                  5,164,486
                                                                                                          -----------------

                     TOTAL U.S. GOVERNMENT AGENCIES
                       (Cost $83,668,394)                                                                        83,593,271
                                                                                                          -----------------

                     COMMON STOCKS                                                0.72%
                     AUTO MANUFACTURERS                                           0.26%
            45,700   Ford Motor Co.                                                                                 430,494
                                                                                                          -----------------

                     BIOTECHNOLOGY                                                0.27%
             4,500   Genzyme Corp.*                                                                                 289,800
            16,380   Nektar Therapeutics*                                                                           155,446
                                                                                                          -----------------

                                                                                                                    445,246
                                                                                                          -----------------

                     BUILDING MATERIALS                                           0.02%
             1,200   Masco Corp.                                                                                     34,164
                                                                                                          -----------------


                     DIVERSIFIED FINANCIAL SERVICES                               0.10%
             2,100   Merrill Lynch & Co., Inc.                                                                      175,518
                                                                                                          -----------------

                     HEALTHCARE - PRODUCTS                                        0.05%
             1,775   Kyphon, Inc.*                                                                                   85,466
                                                                                                          -----------------

                     RETAIL                                                       0.02%
             1,200   Lowe's Cos., Inc.                                                                               36,828
                                                                                                          -----------------

                     TOTAL COMMON STOCKS
                       (Cost $1,211,003)                                                                          1,207,716
                                                                                                          -----------------

                     CONVERTIBLE PREFERRED STOCKS                                 1.59%
            12,000   Bunge, Ltd.                                                                                  1,384,500
            10,000   Freeport-McMoRan Copper & Gold, Inc.                                                         1,285,000
                                                                                                          -----------------

                     TOTAL CONVERTIBLE PREFERRED STOCKS
                       (Cost $2,579,450)                                                                          2,669,500
                                                                                                          -----------------

                     COMMERCIAL PAPER                                             2.38%
         2,000,000   AIG Capital Funding, Inc., 5.30%, 7/2/07                                                     1,999,706
         2,000,000   Toyota Motor Corp., 5.25%, 7/5/07                                                            1,998,836
                                                                                                          -----------------

                     TOTAL COMMERCIAL PAPER
                       (Cost $3,998,542)                                                                          3,998,542
                                                                                                          -----------------

                     DEMAND DEPOSIT                                               3.03%
         5,097,415   UMB Money Market Fiduciary, 3.68%                                                            5,097,415
                                                                                                          -----------------

                     TOTAL DEMAND DEPOSIT
                       (Cost $5,097,415)                                                                          5,097,415
                                                                                                          -----------------


                     TOTAL INVESTMENTS                                          116.73%
                       (COST $197,297,289)                                                                      196,291,927

                     Liabilities less Other Assets                             (16.73)%                         (28,131,666)
                                                                                                          -----------------


                     TOTAL NET ASSETS                                           100.00%                        $168,160,261
                                                                                                          =================





                     SECURITIES SOLD SHORT
           (4,500)   AMERIGROUP Corp.*                                                                            (107,100)
           (6,000)   Amylin Pharmaceuticals, Inc.*                                                                (246,960)
           (4,210)   Archstone-Smith Trust                                                                        (248,853)
          (11,100)   Bunge, Ltd.                                                                                  (937,950)
          (14,900)   Cadence Design Systems, Inc.*                                                                (327,204)
          (13,556)   Ceradyne, Inc.*                                                                            (1,002,602)
           (2,500)   Chattem, Inc.*                                                                               (158,450)
           (5,000)   Countrywide Financial Corp.                                                                  (181,750)
          (10,600)   Covanta Holding Corp.*                                                                       (261,290)
          (63,497)   Enzon Pharmaceuticals, Inc.*                                                                 (498,451)
          (10,695)   Extra Space Storage, Inc.                                                                    (176,467)
           (9,185)   Freeport-McMoRan Copper & Gold, Inc.                                                         (760,702)
          (18,000)   General Motors Corp.                                                                         (680,400)
             (500)   Genzyme Corp.*                                                                                (32,200)
          (32,400)   HLTH Corp.*                                                                                  (453,924)
          (13,700)   Illumina, Inc.*                                                                              (556,083)
           (1,510)   MannKind Corp.*                                                                               (18,618)
          (14,000)   Medarex, Inc.*                                                                               (200,060)
          (19,520)   Oil States International, Inc.*                                                              (806,957)
          (50,115)   ON Semiconductor Corp.*                                                                      (537,233)
          (40,500)   RF Micro Devices, Inc.*                                                                      (252,720)
          (40,800)   Symantec Corp.*                                                                              (824,160)
           (4,100)   Vornado Realty Trust                                                                         (450,344)
          (21,347)   Yahoo!, Inc.*                                                                                (579,144)
                                                                                                          -----------------
                                                                                                               (10,299,622)
                                                                                                          -----------------
         (500,000)   Ford Motor Company 4.25%, 12/15/36                                                           (626,250)
         (500,000)   Genzyme Corp. 1.25%, 12/1/23                                                                 (525,000)
         (650,000)   Nektar Therapeutics 3.25%, 9/28/12                                                           (567,125)
                                                                                                          -----------------
                                                                                                                (1,718,375)
                                                                                                          -----------------
       (3,000,000)   U.S. Treasury Note 5.00%, 7/31/08                                                          (3,000,003)
       (2,000,000)   U.S. Treasury Note 4.88%, 7/31/11                                                          (1,997,814)
                                                                                                          -----------------
                                                                                                                (4,997,817)
                                                                                                          -----------------
                     TOTAL SECURITIES SOLD SHORT
                       (Proceeds $(16,545,788))                                                                (17,015,814)
                                                                                                          -----------------


                  * Non-income producing security.
                  ^ When-issued security.
                  # Collateral held in escrow to cover short shares.

                  See accompanying notes to Schedule of Investments.



                                                                                                                      Unrealized
                                                                                                                     Appreciation/
SWAP CONTRACTS                                                            Expiration Date      Notional Amount      (Depreciation)
                                                                      --------------------- --------------------- ----------------

Interest rate contract with Citibank, N.A., the Fund                       12/1/2010             1,500,000              26,902
makes a quarterly payment of 4.85% and receives a
quarterly payment equal to the 3 month LIBOR times
the notional amount.

Interest rate contract with Bear Stearns, the Fund                         9/26/2016             5,000,000              117,342
makes a quarterly payment of 5.14% and receives a
quarterly payment equal to the 3 month LIBOR times
the notional amount.

Interest rate contract with Merrill Lynch, the Fund                        6/8/2017              8,000,000              53,555
makes a quarterly payment of 5.58% and receives a
quarterly payment equal to the 3 month LIBOR times
the notional amount.

Credit default contract with Goldman Sachs, the                           12/20/2011             5,000,000             (12,232)
Fund receives 0.40% times the notional amount of
$5,000,000, divided into four quarterly payments.  In
the event of default of any debt security included in
the Dow Jones CDX NA Investment Grade Series 7
Index, the Fund pays the percentage of the Index that
the defaulted security comprises (1) multiplied by the
notional value and (2) multiplied by the ratio of one
minus the ratio of the market value of the defaulted
debt security to its par value.

Credit default contract with Goldman Sachs, the                            6/20/2012             5,000,000             (23,358)
Fund receives 1.40% times the notional amount of
$5,000,000, divided into four quarterly payments.  In
the event of default of any debt security included in
the Dow Jones CDX NA XO Series 8 Index, the Fund
pays the percentage of the Index that the defaulted
security comprises (1) multiplied by the notional
value and (2) multiplied by the ratio of one minus the
ratio of the market value of the defaulted debt security.

Credit default contract with Goldman Sachs, the                            3/20/2012              800,000              (13,271)
Fund pays 1.56% times the notional amount of
$800,000, divided into four quarterly payments.  In
the event of default of RadioShack Corporation,
7.38%, 5/15/11, the Fund receives the notional
amount and delivers the defaulted security.

Credit default contract with Goldman Sachs, the                            6/20/2012              800,000              (19,781)
Fund receives 2.05% times the notional amount of
$800,000, divided into four quarterly payments.  In
the event of default of Saks, Inc., 9.88%, 10/1/11,
the Fund receives the defaulted security and
delivers the notional amount.

Credit default contract with Goldman Sachs,                                6/20/2012              800,000              (35,548)
Fund receives 3.60% times the notional amount of
$800,000, divided into four quarterly payments.  In
the event of default of Standard Pacific Inc., 6.88%,
5/15/11, the Fund receives the defaulted security
and delivers the notional amount.

Credit default contract with Markit.com, the                               3/25/2049             5,500,000              356,449
Fund pays 0.87% times the notional amount of
$5,500,000, divided into twelve monthly payments.  In
the event of default of any debt security included in
the CMBX 2006-2 BBB- Index, the Fund
receives the percentage of the Index that the defaulted
security comprises (1) multiplied by the notional
value and (2) multiplied by the ratio of one minus the
ratio of the market value of the defaulted debt security.

Commerical mortgage index contract with Bank of                            9/10/2007             10,500,000             14,202
America.  The Fund receives a monthly payment of
1.22% times the notional amount.  The Fund pays
the change in nominal spread of the Bank of America CMBS BBB
Index multiplied by the modified adjusted duration of the Bank of
America CMBS BBB Index multiplied by the notional amount.

Commerical mortgage index contract with Bank of                            7/26/2007             5,000,000               5,508
America.  The Fund receives a monthly payment of
0.93% times the notional amount.  The Fund pays
the change in nominal spread of the Bank of America CMBS BBB
Index multiplied by the modified adjusted duration of the Bank of
America CMBS BBB Index multiplied by the notional amount.

Credit default contract with Merrill Lynch, the                            6/20/2012              700,000               (4,485)
Fund pays 0.71% times the notional amount of
$700,000, divided into four quarterly payments.  In
the event of default of Brunswick Corp., 7.13%, 8/1/27,
the Fund receives the notional amount and
delivers the defaulted security.

Credit default contract with Goldman Sachs, the                            6/20/2012              500,000                2,487
Fund receives 4.93% times the notional amount of
$500,000, divided into four quarterly payments.  In
the event of default of Continental Airlines, Inc., 5.00%,
6/15/23,  the Fund receives the defaulted security
and delivers the notional amount.

Credit default contract with Goldman Sachs, the                            6/20/2012              400,000               (3,607)
Fund receives 1.19% times the notional amount
of $400,000, divided into four quarterly payments.
In the event of default of Chesapeake Energy Corp, 6.88%,
1/15/16, the Fund receives the defaulted security and delivers the notional amount.

Credit default contract with Goldman Sachs, the                            6/20/2012              700,000                4,916
Fund pays 0.63% times the notional amount of
$700,000, divided into four quarterly payments.  In
the event of default of Computer Sciences Corp,
7.38%, 6/15/11, the Fund receives the notional
amount and delivers the defaulted security.

Credit default contract with Merrill Lynch, the                            6/20/2012              500,000                 562
Fund pays 1.14% times the notional amount of
$500,000, divided into four quarterly payments.  In
the event of default of Centex Corp, 5.25%, 6/15/15,
the Fund receives the notional amount and
delivers the defaulted security.

Credit default contract with Goldman Sachs, the                            6/20/2012              500,000                 698
Fund pays 0.96% times the notional amount of
$500,000, divided into four quarterly payments.  In
the event of default of Gap, Inc., 8.80%, 12/15/08,
the Fund receives the notional amount and
delivers the defaulted security.

Credit default contract with Goldman Sachs, the                            6/20/2012              650,000               (2,350)
Fund pays 0.66% times the notional amount of
$650,000, divided into four quarterly payments.  In
the event of default of Masco Corp., 5.88%, 7/15/12,
the Fund receives the notional amount and delivers
the defaulted security.

Credit default contract with Goldman Sachs, the                            6/20/2012             3,000,000              35,216
Fund receives 2.75% times the notional amount of
$3,000,000, divided into four quarterly payments.  In
the event of default of any debt security included in
the Dow Jones CDX NA High Yield Series 8 Index,
the Fund pays the percentage of the Index that the
defaulted security comprises (1) multiplied by the
notional value and (2) multiplied by the ratio of one
minus the ratio of the market value of the defaulted
debt security to its par value.

Credit default contract with Goldman Sachs, the                            6/20/2012             3,000,000             (56,663)
Fund receives 1.48% times the notional amount of
$3,000,000, divided into four quarterly payments.  In
the event of default of any debt security included in
the Dow Jones CDX NA XO Series 8 Index,
the Fund pays the percentage of the Index that the
defaulted security comprises (1) multiplied by the
notional value and (2) multiplied by the ratio of one
minus the ratio of the market value of the defaulted
debt security to its par value.

Credit default contract with Goldman Sachs, the                            6/20/2012              500,000               (3,148)
Fund pays 1.34% times the notional amount of
$500,000, divided into four quarterly payments.  In
the event of default of Ryland Group, Inc., 5.38%,
1/15/15, the Fund receives the notional amount
and delivers the defaulted security.

Credit default contract with Goldman Sachs, the                            6/20/2012              500,000                1,252
Fund pays 0.82% times the notional amount
of $500,000, divided into four quarterly payments.
In the event of default of Sears Roebuck Acceptance Corp, 7.00%,
7/1/32, the Fund receives the notional amount and delivers the defaulted security.

Credit default contract with Goldman Sachs, the                            6/20/2012              500,000               (9,334)
Fund receives 2.35% times the notional amount of
$500,000, divided into four quarterly payments.  In
the event of default of Saks, Inc., 2.00%, 3/15/24,
the Fund receives the defaulted security and
delivers the notional amount.

Credit default contract with Goldman Sachs,                                6/20/2012             3,000,000              23,050
Fund pays 0.75% times the notional amount of
$3,000,000, divided into four quarterly payments.  In
the event of default of any debt security included in
the Dow Jones CDX NA Investment Grade, High
Voilatility Index, the Fund receives the percentage
of the Index that the defaulted security comprises
(1) multiplied by the notional value and (2) multiplied
by the ratio of one minus the ratio of the market value
of the defaulted debt security.


                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                          NOTES TO SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007

1.       ORGANIZATION

Lotsoff Capital Management Investment Trust (the "Trust") was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund and the Active Income Fund (collectively, the "Funds").

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Investment Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, "Nasdaq-traded securities") are valued at the Nasdaq Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on. Long-term fixed income securities are valued at market prices using pricing information provided by an independent pricing service. Short-term investments are stated at amortized cost, which approximates fair value. Securities for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

(b) Swap Contracts - The Active Income Fund may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Active Income Fund may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). Under the terms of the contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Active Income Fund may enter into credit default swaps in which the Active Income Fund or their counterparties act as guarantors. The Active Income Fund may enter into credit default swaps in which the Active Income Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Active Income Fund are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily based on an independent pricing service and changes in value are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the statement of assets and liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the contracts.

As of June 30, 2007, the Active Income Fund had outstanding swap agreements as listed on the Schedule of Investments.

(c) Other - The Trust records security transactions based on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

3.  FEDERAL TAX INFORMATION

At June 30, 2007, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

                                     Micro Cap                     Active
                                       Fund                     Income Fund

Cost of Investments              $   299,192,595              $  196,291,927
                                 ===============              ==============
Gross Unrealized Appreciation     $   39,927,263              $           --
Gross Unrealized Depreciation        (20,517,705)                         --
                                 ---------------              --------------

Net Unrealized Appreciation
on Investments                   $    19,409,558              $           --
                                 ===============              ==============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.


ITEM 2.  CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Investment Trust

By:    /s/ Seymour N. Lotsoff
       -----------------------------
       Seymour N. Lotsoff
       President

Date:  August 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Seymour N. Lotsoff
       -----------------------------
       Seymour N. Lotsoff
       President

Date:  August 22, 2007

By:    /s/ Margaret M. Baer
       -----------------------------
       Margaret M. Baer
       Secretary and Treasurer

Date:  August 22, 2007